Financial Instruments Risk Management - Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Current income tax receivable	£ 8,481		£ 4,263	£ 4,225
Cash and cash equivalents	51,962		76,972	£ 86,703	£ 19,990
Financial liabilities
Payroll taxes and social security	160		127
Lease liabilities	806	£ 434	434
Accrued expenditure	3,342		2,983
Currency Risk
Financial assets
Prepayments, accrued income and other receivables	2,174		1,477
Current income tax receivable	4		25
Cash and cash equivalents	28,980		44,018
Financial liabilities
Trade payables	549		1,192
Payroll taxes and social security	18		26
Lease liabilities	52
Accrued expenditure	£ 989		£ 1,391